Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Prepayments and Other Receivables

	2020	2019
	RMB million	RMB million
Value added tax recoverable	7,997	6,991
Value added tax refundable	174	800
Subsidy receivable	1,421	2,072
Prepaid corporate income tax	347	608
Advance to suppliers	121	129
Refundable advanced payment on acquisition of aircraft	—	538
Rebate receivables on aircraft acquisitions	90	1,582
Amounts due from related parties (Note 45(c)(i))	769	776
Deposits relating to aircraft held under leases	7	29
Other deposits	161	168
Others	380	663

	11,467	14,356
Provision for impairment of other receivables	(269)	(263)

	11,198	14,093

Schedule of Movements of Loss Allowances Measured at 12-month and Lifetime Expected Credit Losses Included in Other Receivables and Gross Carrying Amounts of Fnancial Assets	Set out below are the movements of loss allowances measured at
12-month
and lifetime expected credit losses for the financial assets included in other receivables.

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 2	Stage 3	Total
		(Individually)	(Collectively)
As at January 1, 2020	33	—	108	122	263
Transferred - to stage 2	(2)	—	2	—	—
Accrual	5	—	12	—	17
Write-off	—	—	—	(11)	(11)

As at December 31, 2020	36	—	122	111	269

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 2	Stage 3	Total
		(Individually)	(Collectively)
As at January 1, 2019	16	—	108	122	246
Transferred - to stage 2	(1)	—	1	—	—
Accrual	18	—	4	—	22
Disposal of a subsidiary	—	—	(5)	—	(5)

As at December 31, 2019	33	—	108	122	263